Interest in other entities - Summary of interests in subsidiaries (Detail) - Santander UK Group Holdings plc £ in Millions	Dec. 31, 2020 GBP (£)
Disclosure of subsidiaries [line items]
Beginning Balance	£ 11,645
Ending Balance	11,630
Cost
Disclosure of subsidiaries [line items]
Beginning Balance	11,645
Ending Balance	11,645
Impairment
Disclosure of subsidiaries [line items]
Beginning Balance	0
Ending Balance	£ (15)